Stock-Based Compensation - Schedule of Summary of Stock Options Activity (Details) - $ / shares		6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Schedule of Summary of Stock Options Activity [Abstract]
Number of options outstanding	162	279	293
Weighted average exercise price outstanding	$ 2,750	$ 3,450	$ 3,550
Weighted average time to expiry outstanding	4 years 8 months 12 days	6 years	6 years 8 months 12 days
Number of options exercisable		279	293
Weighted average exercise price exercisable		$ 3,450	$ 3,550
Weighted average time to expiry exercisable		6 years	6 years 8 months 12 days
Number of options granted			131
Weighted average exercise price granted			$ 4,500
Weighted average time to expiry granted			9 years 8 months 12 days
Number of options expired		(14)
Weighted average exercise price expired		$ 5,000
Number of options exercised
Weighted average exercise price exercised